Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay MacKay Emerging Markets Equity Fund (Prospectus Summary) | MainStay MacKay Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay MacKay Emerging Markets Equity Fund
Supplement	ck0001469192_SupplementTextBlock

MAINSTAY GROUP OF FUNDS

Supplement dated February 28, 2018 (“Supplement”) to:

MainStay Equity Funds and MainStay Fixed Income and Mixed Asset Funds

Prospectuses and Summary Prospectuses, each dated February 28, 2018;

and

MainStay Group of Funds Statements of Additional Information, dated February 28, 2018

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus and Statement of Additional Information.

Effective immediately, Class T shares are not currently offered for sale.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.